UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-PX

               ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES

                 INVESTMENT COMPANY ACT FILE NUMBER: 811-22755

                          LOCALSHARES INVESTMENT TRUST
               (Exact name of registrant as specified in charter)

                               618 Church Street
                                   Suite 220
                           Nashville, Tennessee 37219
                    (Address of principal executive offices)

                             Elizabeth S. Courtney
                          LocalShares Investment Trust
                               618 Church Street
                                   Suite 220
                           Nashville, Tennessee 37219
                    (Name and address of agent for service)

                 Registrant's Telephone Number: 1-615-327-4776

                       Date of Fiscal Year End: APRIL 30

            Date of Reporting Period: JULY 31, 2013 TO JUNE 30, 2014

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    NASHVILLE AREA ETF
PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
ACADIA HEALTHCARE
CUSIP: 00404A109 TICKER: ACHC
Meeting Date: 21-May-10
1   To approve, on a non-binding advisory basis, the
    compensation of our named executive officers.       Issuer      For           Voted - For
2   To elect three nominees as Class III directors      Issuer      For           Voted - For
3   To ratify the appointment of Ernst and Young, LLP
    as independent registered public accounting firm
    for the fiscal year ending December 31, 2014        Issuer      For           Voted - For
AMSURG CORP
CUSIP: 03232P405 TICKER: AMSG
Meeting Date: 19-May-10
1   Approval of the AmSurg Corp 2014 Equity and
    Incentive Plan                                      Issuer      For           Voted - For
2   Approval, on an advisory basis, of the Company's
    executive compensation                              Issuer      For           Voted - For
3   Election of four directors                          Issuer      For           Voted - For
4   Ratification of the appointment of Deloitte &
    Touche LLP as our independent registered public
    accounting firm for fiscal 2014.                    Issuer      For           Voted - For
5   Vote on shareholder proposal relating to
    sustainability reporting.                           Shareholder Against       Voted - Against
BROOKDALE SENIOR LIVING
CUSIP: 112463104 TICKER: BKD
Meeting Date: 06-Jul-10
1   To elect two Class I directors to hold office for a
    term of three years and until their successors are
    duly elected and qualified                          Issuer      For           Voted - For
2   To hold a vote to approve the Brookdale Senior
    Living Inc. 2014 Omnibus Incentive Plan             Issuer      For           Voted - For
3   To hold an advisory vote to approve named executive
    officer compensation                                Issuer      For           Voted - For
4   To ratify the Audit Committee's appointment of
    Ernst & Young LLP as independent registered public
    accounting firm for the Company for the 2014 fiscal
    year                                                Issuer      For           Voted - For
Meeting Date: 09-Jul-10
5   To approve merger agreement with Emeritus
    Corporation                                         Issuer      For           Voted - For


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    NASHVILLE AREA ETF
PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
CLARCOR, INC
CUSIP: 179895107 TICKER: CLC
Meeting Date: 24-Mar-10
1   Consider and cast an advisory vote on the Company's
    compensation programs and practices                 Issuer      For           Voted - For
2   Consider and vote upon a shareholder proposal
    regarding environmental sustainability reporting    Shareholder Against       Voted - Against
3   Consider and vote upon the approval of the
    Company's 2014 Incentive Plan                       Issuer      For           Voted - For
4   Consider and vote upon the election of three
    directors whose terms otherwise expire as of the
    annual meeting                                      Issuer      For           Voted - For
5   Consider and vote upon the ratification of the
    Company's selection of an independent registered
    public accounting firm                              Issuer      For           Voted - For
COMMUNITY HEALTH SYSTEMS
CUSIP: 203668108 TICKER: CYH
Meeting Date: 19-May-10
1   Approval of Amended and Restated 2004 Employee
    Performance Incentive Plan                          Issuer      For           Voted - For
2   Approval of Amended and Restated 2009 Stock Option
    and Award Program                                   Issuer      For           Voted - For
3   Approval of the Amendment of the Amended and
    Restated By-laws                                    Issuer      For           Voted - For
4   Election of Directors                               Issuer      For           Voted - For
5   Ratification of Audiors                             Issuer      For           Voted - For
CORRECTIONS CORPORATION OF AMERICA
CUSIP: 22025Y407 TICKER: CXW
Meeting Date: 14-May-10
1   An advisory vote to approve the compensation of our
    named executive officers                            Issuer      For           Voted - For
2   The election of the 11 nominees named in the
    accompanying Proxy Statement to serve on our Board
    of Directors                                        Issuer      For           Voted - For
3   The ratification of the appointment by our Audit
    Committee of Ernst & Young LLP as our independent
    registered public accounting firm for the fiscal
    year ending December 31, 2014.                      Issuer      For           Voted - For


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                 NASHVILLE AREA ETF
PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
CRACKER BARREL OLD COUNTRY STORE
CUSIP: 22410J106 TICKER: CBRL
Meeting Date: 12-Nov-09
1   Advisory proposal on executive compensation         Issuer      For           Voted - For
2   Appointment of Deloitte & Touche LLP as the
    company's independent registered public accounting
    firm                                                Issuer      For           Voted - For
3   Election of nine directors                          Issuer      Against       Voted - For
4   Election of Sandar Biglari and Phil Cooley to the
    Board of Directors                                  Shareholder Against       Voted - Against
5   Non-binding, advisory proposal on a $20 per share
    special dividend, which was publicly proposed by
    affiliates of Biglari Holdings                      Shareholder Against       Voted - Against
6   Shareholder proposal expressing support for certain
    animal welfare policies of the company              Shareholder               Non-Voting
Meeting Date: 22-Apr-10
7   Immediately pursue all potential extraordinary
    transactions, including the sale of the Company     Shareholder Against       Voted - Against
8   Take any action necessary to amend the Tennessee
    Business Corporation Act to permit Biglari Capital
    to engage in an extraordinary transaction with the
    Company                                             Shareholder Against       Voted - Against
CUMBERLAND PHARMA, INC.
CUSIP: 230770109 TICKER: CPIX
Meeting Date: 14-Apr-10
1   Advisory vote on executive compensation             Issuer      For           Voted - For
2   Nomination of two Class I Directors                 Issuer      For           Voted - For
3   Proposal to ratify appointment of KPMG, LLP as our
    independent registered publica accounting firm      Issuer      For           Voted - For
DELEK HOLDINGS
CUSIP: 246647101 TICKER: DK
Meeting Date: 05-May-10
1   To adopt the advisory resolution approving the
    Company's executive compensation program for our
    named executive officers as described in this
    Proxy Statement                                     Issuer      For           Voted - For
2   To elect the six nominees named in the accompanying
    Proxy Statement as directors of the Company to
    serve until the 2015 Annual Meeting and until their


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    NASHVILLE AREA ETF
PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
    respective successors are elected and have been
    qualified                                           Issuer      For           Voted - For
3   To ratify the appointment of Ernst & Young LLP as
    the Company's independent registered public
    accounting firm for the 2014 fiscal year            Issuer      For           Voted - For
DOLLAR GENERAL CORPORATION
CUSIP: 256677105 TICKER: DG
Meeting Date: 28-May-10
1   To elect as directors the 7 nominees listed in the
    proxy statement                                     Issuer      For           Voted - For
2   To hold an advisory vote to approve named executive
    officer compensation                                Issuer      For           Voted - For
3   To ratify the appointment of the independent
    registered public accounting firm for fiscal 2014   Issuer      For           Voted - For
GENESCO, INC.
CUSIP: 371532102 TICKER: GCO
Meeting Date: 25-Jun-10
1   Election of Directors                               Issuer      For           Voted - For
2   Ratification of Independent Registered Public
    Accounting Firm                                     Issuer      For           Voted - For
3   Say on Pay - an advisory vote on the approval of
    executive compensation                              Issuer      For           Voted - For
HCA HOLDINGS, INC.
CUSIP: 40412C101 TICKER: HCA
Meeting Date: 27-Feb-10
1   Advisory vote to approve named execrative officer
    compensation                                        Issuer      For           Voted - For
2   Election of Directors                               Issuer      For           Voted - For
3   To approve the HCA Holdings, Inc. Employee Stock
    Purchase Plan                                       Issuer      For           Voted - For
4   To ratify the appointment of Ernst and Young, LLP
    as independent registered public accounting firm
    for the fiscal year ending December 31, 2014        Issuer      For           Voted - For


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    NASHVILLE AREA ETF
PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
HEALTHCARE REALTY (REIT)
CUSIP: 421946104 TICKER: HR
Meeting Date: 30-Apr-10
1   Approval of the compensation of the Named Executive
    Officers as disclosed in the Proxy Statement
    pursuant to the compensation disclosure rules of
    the SEC                                             Issuer      For           Voted - For
2   Election of ten directors to hold office until the
    next annual meeting of shareholders                 Issuer      For           Voted - For
3   The approval of an amendment to the Second Restated
    Certificate of Incorporation to increase the number
    of authorized shares of common stock from
    400,000,000 to 700,000,000 for general corporate
    purposes                                            Issuer      For           Voted - For
4   The ratification of the appointment of Ernst &
    Young LLP as independent registered public
    accounting firm for the fiscal year 2014            Issuer      For           Voted - For
HEALTHSTREAM, INC.
CUSIP: 42222N103 TICKER: HSTM
Meeting Date: 28-May-10
1   To elect three (3) persons nominated by the Board
    of Directors as Class II directors to hold office
    for a term of three (3) years and until their
    respective successors have been duly elected and
    qualified                                           Issuer      For           Voted - For
2   To hold an advisory vote on compensation of the
    Company's named executive officers as described in
    the Company's proxy statement that accompanies this
    notice                                              Issuer      For           Voted - For
3   To ratify the appointment of Ernst & Young LLP as
    the Company's independent registered public
    accounting firm for the fiscal year ending December
    31, 2014                                            Issuer      For           Voted - For
HEALTHWAYS, INC.
CUSIP: 422245100 TICKER: HWAY
Meeting Date: 23-Jun-10
1   Approval of the 2014 Plan                           Issuer      For           Voted - For
2   Approval of the amendment to the Company's Amended
    and Restated Bylaws, as amended, to implement a
    majority voting standard for uncontested director
    elections                                           Issuer      For           Voted - For


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    NASHVILLE AREA ETF
PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
3   Approval, on an advisory basis, of the compensation
    of the Company's named executive officers           Issuer      For           Voted - For
4   Election of the Board's four director nominees, as
    set forth in this Supplement and as listed on the
    new GOLD proxy card                                 Issuer      For           Voted - For
5   Ratification of the appointment of Ernst & Young
    LLP as the Company's independent registered public
    accounting firm for fiscal 2014                     Issuer      For           Voted - For
KIRKLANDS, INC.
CUSIP: 497498105 TICKER: KIRK
Meeting Date: 10-Jun-10
1   Consider and vote on a shareholder proposal
    regarding the implementation of majority voting for
    uncontested elections of directors                  Shareholder Against       Voted - Against
2   Elect two directors, Robert E. Alderson and Carl T.
    Kirkland, each for a term of three years            Issuer      For           Voted - For
3   Hold an advisory vote on executive compensation     Issuer      For           Voted - For
4   Ratify the selection of Ernst & Young LLP as our
    independent registered public accounting firm       Issuer      For           Voted - For
LIFEPOINT HOSPITALS, INC.
CUSIP: 53219L109 TICKER: LPNT
Meeting Date: 02-Jun-10
1   Advisory vote to approve named execrative officer
    compensation as presented in the proxy statement    Issuer      For           Voted - For
2   Approval of the material terms of the performance
    goals under the Company's Executive Performance
    Incentive Plan                                      Issuer      For           Voted - For
3   Election of Directors                               Issuer      For           Voted - For
4   Ratification of the selection of Ernst & Young LLP
    as the company's independent registered public
    accounting firm for 2014                            Issuer      For           Voted - For
LOUISIANA PACIFIC
CUSIP: 546347105 TICKER: LPX
Meeting Date: 30-Apr-10
1   Election of three Class II directors                Issuer      For           Voted - For
2   Advisory vote on executive compensation             Issuer      For           Voted - For
3   Approval of the Annual Cash Incentive Award Plan    Issuer      For           Voted - For
4   Ratification of the selection of Deloitte & Touche
    LLP as LP's independent auditor for 2014            Issuer      For           Voted - For


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    NASHVILLE AREA ETF
PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
NATIONAL HEALTH INVESTORS (REIT)
CUSIP: 63633D104 TICKER: NHI
Meeting Date: 01-May-10
1   To approve, on an advisory basis, the compensation
    paid to our named executive officers                Issuer      For           Voted - For
2   To authorize and approve an amendment to the
    Articles of Incorporation of the Company to
    increase the number of authorized shares from forty
    million to sixty million                            Issuer      For           Voted - For
3   To elect two directors, W. Andrew Adams and Robert
    A. McCabe, Jr., both of whom currently serve as
    directors of the Company                            Issuer      For           Voted - For
4   To ratify the Audit Committee's selection of BDO
    USA, LLP as our independent registered public
    accounting firm for the fiscal year ending December
    31, 2014                                            Issuer      For           Voted - For
NORANDA ALUMINUM HOLDINGS
CUSIP: 65542W107 TICKER: NOR
Meeting Date: 08-May-10
1   To elect four directors to serve until the 2017
    Annual Meeting of Stockholders and until their
    successors are elected and qualified                Issuer      For           Voted - For
2   To vote on a proposal to adopt the Noranda Aluminum
    Holding Corporation 2014 Long-Term Incentive Plan   Issuer      For           Voted - For
3   To vote on a proposal to ratify the appointment of
    Ernst & Young LLP as our independent registered
    public accounting firm for 2014                     Issuer      For           Voted - For
4   To vote, on an advisory basis, on a proposal to
    approve the compensation of our named executive
    officers                                            Issuer      For           Voted - For
PINNACLE FINANCIAL
CUSIP: 72346Q104 TICKER: PNFP
Meeting Date: 14-Apr-10
1   To approve, on a non-binding, advisory basis, the
    compensation of the Company's named executive
    officers as disclosed in the proxy statement that
    accompanies this notice                             Issuer      For           Voted - For
2   To consider and act upon a proposal to adopt the
    Company's 2014 Equity Incentive Plan                Issuer      For           Voted - For
3   To elect four persons to serve as Class II
    directors for a three-year term and to elect one
    person to serve as a Class I director for a


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    NASHVILLE AREA ETF
PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
    two-year term until their successors are elected
    and duly qualified                                  Issuer      For           Voted - For
4   To ratify the appointment of KPMG LLP as the
    Company's independent registered public accounting
    firm for the fiscal year ending December 31, 2014   Issuer      For           Voted - For
RYMAN HOSPITALITY (REIT)
CUSIP: 78377T107 TICKER: RHP
Meeting Date: 07-May-10
1   To approve, on an advisory basis, our executive
    compensation                                        Issuer      For           Voted - For
2   To elect the eight (8) nominees identified in this
    proxy statement for a one-year term as directors    Issuer      For           Voted - For
3   To ratify the appointment by the Audit Committee of
    Ernst & Young LLP as our independent registered
    public accounting firm for 2014                     Issuer      For           Voted - For
TRACTOR SUPPLY
CUSIP: 892356106 TICKER: TSCO
Meeting Date: 30-Apr-10
1   Election of Directors                               Issuer      For           Voted - For
2   Say on Pay - An advisory vote to approve executive
    compensation                                        Issuer      For           Voted - For
3   To approve an amendment to the Company's
    Certificate of Incorporation to increase the number
    of authorized shares of Common Stock from two
    hundred million (200,000,000) to four hundred
    million (400,000,000)                               Issuer      For           Voted - For
4   To ratify the reappointment of Ernst & Young LLP as
    our independent registered public accounting firm
    for the fiscal year ending December 27, 2014        Issuer      For           Voted - For
5   To re-approve the material terms of the performance
    goals under our 2009 Stock Incentive Plan for
    purposes of Section 162(m) of the Internal Revenue
    Code                                                Issuer      For           Voted - For

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                                   SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LOCALSHARES INVESTMENT TRUST




By: /S/ ELIZABETH S. COURTNEY
    Elizabeth S. Courtney
    President
    Date: August 28, 2014


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